Debt - Additional Information (Details 1) - USD ($)								3 Months Ended	12 Months Ended
	Dec. 14, 2023	Dec. 13, 2023	Dec. 03, 2023	Nov. 16, 2023	Oct. 03, 2023	Sep. 13, 2023	Aug. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 21, 2022	Sep. 30, 2022	Jul. 19, 2022	Mar. 21, 2022
Debt Instrument [Line Items]
Aggregate principal amount	$ 3,500,000
7GC & Co. Holdings Inc. [Member]
Debt Instrument [Line Items]
Debt instrument conversion price per share											$ 10
Class A Common Stock [Member]
Debt Instrument [Line Items]
Aggregate principal amount	1,500,000
Alco September Promissory Note [Member] | Put Option [Member] | Measurement Input, Discount for Lack of Marketability [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 500,000	$ 1,000,000
Estimated re-levered equity volatility rate		47.00%		54.00%	52.00%	54.00%
Holding period for shares		5 months 26 days		7 months 6 days	8 months 19 days	9 months 7 days
Commensurate risk-free rate		5.20%		5.20%	5.40%	5.30%
Expected percentage of completing the Merger		100.00%		100.00%	80.00%	80.00%
Lock-up period		180 days	180 days	180 days	180 days	180 days
Net proceeds from issuance of convertible promissory notes					$ 500,000	$ 1,000,000
Alco September Promissory Note [Member] | Put Option [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of discount lack of marketability		12.00%		15.00%	15.00%	16.00%
Alco September Promissory Note [Member] | Put Option [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of discount lack of marketability		7.50%		9.50%	10.00%	10.70%
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Debt Instrument [Line Items]
Aggregate principal amount								$ 500,000
Net proceeds from issuance of convertible promissory notes	$ 1,800,000,000,000
Alco October Share Transfer Agreement [Member] | Alco September Promissory Note [Member] | 7GC & Co. Holdings Inc. [Member]
Debt Instrument [Line Items]
Debt conversion, description									for each $10.00 in principal borrowed under the Alco September Promissory Note, the Sponsor agreed to forfeit one share of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive one New Banzai Class A Share
Debt instrument conversion price per share						$ 10
Number of shares issued upon conversion of promissory note						150,000
Lock-up period						180 days
Alco October Share Transfer Agreement [Member] | Alco September Promissory Note [Member] | Class A Common Stock [Member] | 7GC & Co. Holdings Inc. [Member]
Debt Instrument [Line Items]
Number of shares issued upon conversion of promissory note						1
Alco October Share Transfer Agreement [Member] | Alco September Promissory Note [Member] | Class B Common Stock [Member] | 7GC & Co. Holdings Inc. [Member]
Debt Instrument [Line Items]
Number of shares forfeited upon conversion of promissory note						1
November 2023 Share Transfer Agreement [Member] | Alco November Promissory Note [Member] | 7GC & Co. Holdings Inc. [Member]
Debt Instrument [Line Items]
Debt conversion, description									for each $10.00 in principal borrowed under the Alco November Promissory Note, the Sponsor agreed to forfeit one share of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive one New Banzai Class A Share
Debt instrument conversion price per share				$ 10
Number of shares issued upon conversion of promissory note				75,000
Lock-up period				180 days
November 2023 Share Transfer Agreement [Member] | Alco November Promissory Note [Member] | Class A Common Stock [Member] | 7GC & Co. Holdings Inc. [Member]
Debt Instrument [Line Items]
Number of shares issued upon conversion of promissory note				1
November 2023 Share Transfer Agreement [Member] | Alco November Promissory Note [Member] | Class B Common Stock [Member] | 7GC & Co. Holdings Inc. [Member]
Debt Instrument [Line Items]
Number of shares forfeited upon conversion of promissory note				1
December 2023 Share Transfer Agreement [Member] | Alco November Promissory Note [Member] | 7GC & Co. Holdings Inc. [Member]
Debt Instrument [Line Items]
Debt conversion, description									for each $10.00 in principal borrowed under the December 2023 Note, the Sponsor agreed to forfeit three shares of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive three New Banzai Class A Shares
Debt instrument conversion price per share		$ 10
Number of shares issued upon conversion of promissory note		600,000
Lock-up period		180 days
December 2023 Share Transfer Agreement [Member] | Alco November Promissory Note [Member] | Class A Common Stock [Member] | 7GC & Co. Holdings Inc. [Member]
Debt Instrument [Line Items]
Number of shares issued upon conversion of promissory note		3
December 2023 Share Transfer Agreement [Member] | Alco November Promissory Note [Member] | Class B Common Stock [Member] | 7GC & Co. Holdings Inc. [Member]
Debt Instrument [Line Items]
Number of shares forfeited upon conversion of promissory note		3
Alco Share Transfer Agreements [Member] | Alco September Promissory Note [Member] | 7GC & Co. Holdings Inc. [Member]
Debt Instrument [Line Items]
Debt conversion, description								for each $10.00 in principal borrowed under the Alco September and November Promissory Notes, the Sponsor agreed to forfeit one share of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive one New Banzai Class A Share. For each $10.00 in principal borrowed under the December Note, the Sponsor agreed to forfeit three shares of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive three New Banzai Class A Shares. Such forfeited and issued shares under the Alco September, November, and December Promissory Notes are capped at an amount equal to 150,000, 75,000, and 600,000, respectively.
Debt instrument conversion price per share		$ 10
Number of shares issued upon conversion of promissory note		150,000
Lock-up period		180 days
Alco Share Transfer Agreements [Member] | Alco November Promissory Note [Member] | 7GC & Co. Holdings Inc. [Member]
Debt Instrument [Line Items]
Debt conversion, description								for each $10.00 in principal borrowed under the Alco September and November Promissory Notes, the Sponsor agreed to forfeit one share of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive one New Banzai Class A Share. For each $10.00 in principal borrowed under the December Note, the Sponsor agreed to forfeit three shares of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive three New Banzai Class A Shares. Such forfeited and issued shares under the Alco September, November, and December Promissory Notes are capped at an amount equal to 150,000, 75,000, and 600,000, respectively.
Debt instrument conversion price per share		$ 10
Number of shares issued upon conversion of promissory note		75,000
Lock-up period		180 days
Alco Share Transfer Agreements [Member] | Alco December Promissory Note [Member] | 7GC & Co. Holdings Inc. [Member]
Debt Instrument [Line Items]
Debt instrument conversion price per share		$ 10
Number of shares issued upon conversion of promissory note		600,000
Lock-up period		180 days
Alco Share Transfer Agreements [Member] | Alco December Promissory Note [Member] | Class A Common Stock [Member] | 7GC & Co. Holdings Inc. [Member]
Debt Instrument [Line Items]
Number of shares issued upon conversion of promissory note		3
Alco Share Transfer Agreements [Member] | Alco December Promissory Note [Member] | Class B Common Stock [Member] | 7GC & Co. Holdings Inc. [Member]
Debt Instrument [Line Items]
Number of shares forfeited upon conversion of promissory note		3
Alco [Member]
Debt Instrument [Line Items]
Aggregate principal amount													$ 2,101,744	$ 2,000,000
Debt instrument, interest rate														15.00%
Interest expense debt										$ 124,621
Alco [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Equity percentage owned percentage									5.00%	5.00%				5.00%
Alco [Member] | Alco August Promissory Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount							$ 150,000
Debt instrument, interest rate							8.00%
Debt instrument, maturity date							Apr. 29, 2024
Interest expense								$ 5,449	$ 4,494
Interest expense debt								2,991	4,044
Debt related commitement fees and debt issuance costs								2,458	450
Principal amount outstanding								150,000	150,000
Accrued interest outstanding								7,035	$ 4,044
Debt instrument unamortized debt issuance costs gross							$ 3,711
Alco [Member] | Alco August Promissory Note [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Equity percentage owned percentage							10.00%
Alco [Member] | Alco September Promissory Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount						$ 1,500,000
Equity percentage owned percentage									10.00%
Debt instrument, interest rate						8.00%
Debt issuance costs						$ 8,588
Debt instrument, maturity date						Jan. 10, 2024
Interest expense								91,563	$ 478,815
Interest expense debt								29,918	30,575
Debt related commitement fees and debt issuance costs								61,645	448,240
Principal amount outstanding								1,500,000	1,500,000
Accrued interest outstanding								60,493	30,575
Alco [Member] | Alco November Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate				8.00%
Debt instrument, maturity date				Apr. 13, 2024
Interest expense								248,285	94,005
Interest expense debt								14,959	7,397
Debt related commitement fees and debt issuance costs								233,326	86,608
Principal amount outstanding								750,000	750,000
Accrued interest outstanding								22,356	7,397
Debt instrument unamortized debt issuance costs gross				$ 363,905
Alco [Member] | Alco November Promissory Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Aggregate principal amount				$ 750,000
Alco [Member] | Alco December Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate		8.00%
Debt instrument, maturity date		Dec. 31, 2024
Interest expense									39,087
Interest expense debt								39,890	7,890
Debt related commitement fees and debt issuance costs								192,326	31,197
Principal amount outstanding								2,000,000	2,000,000
Accrued interest outstanding								47,780	$ 7,890
Debt instrument unamortized debt issuance costs gross		$ 1,496,252						$ 232,216
Alco [Member] | Alco December Promissory Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Aggregate principal amount		$ 2,000,000
Third-party Creditors [Member] | Third Party Convertible Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount												$ 1,435,000
Third-party Creditors [Member] | 2022 Third Party Convertible Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount												$ 1,761,206